SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2005
Date of reporting period: May31, 2005

May 31, 2005 Semi-Annual Report	1

Item 1. Reports to Stockholders.

Sextant Mutual Funds SHORT-TERM BOND BOND INCOME GROWTH INTERNATIONAL SEMI-ANNUAL REPORT MAY 31, 2005	(graphic omitted)

Fellow Shareowners:

For the six months ended May 31, 2005, stocks advanced and bonds declined, both modestly. Bond investors can look for higher yields but little total return as interest rates climb slowly. Stock investors should see a good second half in 2005, helped by confident consumers, growing employment, an reduced government deficits. But the rising US currency will reduce corporate earnings growth to the high single digits.

For the last six months, bot the Sextant Growth and Sextant International funds have continued their outstanding performances. The Sextant bond funds provided haven while interest rates increased. Now able to purchase greater yields, we expect to be increasing maturities and quality in these bond funds. Equities should continue to provide the better returns, as their fundamental valuations remain solid. As we have done (accurately) for the past year, we are recommending a balance favoring stocks over bonds.

Prudent investors do well to remember that change is the only real constant. Choppy economic seas will always be soothed by the "invisible hand" of free economic markets. Change is the rationale for our four distinctly different Sextant funds, which allow investors to choose the variable returns of the domestic and international stock markets, long-term bonds, or the safety of short-term bonds.

Our Sextant funds employ a "fulcrum" advisory fee structure that reward or penalizes Saturna Capital for investment results. Relative performance of the Sextant equity funds over the last 12 months (the fulcurm fee measurement period) was far above our Morningstar mutual fund benchmarks-to the considerable benefit of shareowners as well as Saturna Capital. For the six and twleve months ended May 31, 2005 comparative total returns are:

Sextant Fund	6 Month Total Return	12 Month Total Return	vs. Morningstar	12 Month Total Return
Short-Term Bond	0.76%	1.89%	Short-Term Bonds	2.41%
Bond Income	2.57%	7.01%	Long-Term Bonds	9.47%
Growth	3.88%	17.68%	Domestic Growth	7.91%
International	6.92%	24.58%	Foreign Stock	14.92%

While are funds remain small, growing awareness of the Sextant Funds and their good performance continues to attract investors. The year 2005 has been solid so far and we are looking forward to the second half. Thank you for investing your money with ours.

Nicholas Kaiser, President	Phelps McIlvaine, Vice President
(Manager, Sextant Growth; Sextant International)	(Manager, Sextant Bond Income; Sextant Short-Term Bond)

July 15, 2005

2	May 31, 2005 Semi-Annual Report

Investments	Sextant Short Term Bond Fund (Graphic Omited)
Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage
			As of May 31, 2005
	Banking
AA+	Washington Mutual Financial	8.25% due 6/15/2005	$75,000	$74,815	3.0%

	Building Products
A	Lowe's Companies	7.50% due 12/15/2005	70,000	70,964	2.8%

	Computer
A-	Hewlett Packard	7.15% due 6/15/2005	70,000	69,795	2.8%

	Cosmetics & Toiletries
A	Avon Products	6.55% due 8/1/2007	95,000	98,864	3.9%

	Finance & Insurance
A	Allliance Capital Management	5.625% due 8/15/2006	65,000	65,933	2.6%
AAA	Federal Home Loan Bank	4.60% due 5/18/2009	120,000	120,487	4.8%
AAA	Federal Home Loan Mortgage	3.00% due 8/18/2005	100,000	99,934	3.9%
AAA	Federnal National Mortgage	4.00% due 2/23/2007	120,000	119,941	4.7%
A+	International Finance AIG	5.75% due 10/15/2006	95,000	96,133	3.8%
	SUB-TOTAL		500,000	502,428	19.8%

	Machinery
A-	Rockwell Automation Int'l	6.15% due 1/15/2008	95,000	98,559	3.9%

	Medical Drugs
A	Amgen	6.50% due 12/1/2007	90,000	94,150	3.7%
AAA	Pfizer Inc.	5.625% due 2/1/2006	100,000	102,644	4.1%
	SUB-TOTAL		190,000	196,794	7.8%

	Publishing
A-	Tribune Company	6.875% due 11/1/2006	45,000	46,376	1.8%

	Telecommunications
A	Southwestern Bell Telephone	6.625% due 7/15/2007	95,000	99,933	3.9%
A-	Verizon Wireless	5.375% due 12/15/2006	82,000	82,939	3.3%
	SUB-TOTAL		177,000	182,872	7.2%

	U.S. Government
AAA	U.S. T-Note	3.25% due 8/15/2008	225,000	222,258	8.8%
AAA	U.S. T-Note	4.00% due 6/15/2009	425,000	429,582	17.0%
	SUB-TOTAL		650,000	651,840	25.8%

	Utilities
A	Florida Power & Light	6.875% due 12/1/2005	95,000	96,068	3.8%
BBB	PSI Energy	7.85% due 10/15/2007	90,000	94,321	3.7%
BBB+	Sempra Energy	6.95% due 12/1/2005	92,000	93,624	3.7%
		SUB-TOTAL	277,000	284,013	11.2%

Total Investments		(Cost = $2,287,548)	$2,244,000	$2,277,320	90.0%
Other Assets (net of liabilities)				252,084	10.0%
Total Net Assets				$2,529,404	100.0%
*Ratings are the lesser of S&P or Moody's (unaudited)

May 31, 2005 Semi-Annual Report	3

FINANCIAL HIGHLIGHTS	SEXTANT SHORT TERM BOND FUND (Graphic Omitted)

Selected data per share of capital stock outstanding throughout the period:	Period ended May 31, 2005	For the year ended November 30,
		2004	2003	2002	2001	2000
Net asset value at beginning of period	$4.97	$5.09	$5.07	$5.10	$4.95	$4.92
Income from investment operations
Net investment income	0.09	0.19	0.23	0.27	0.26	0.27
Net gains or losses on securities (both realized and unrealized)	(0.05)	(0.12)	0.02	(0.02)	0.14	0.03
Total from investment operations	0.04	0.07	0.25	0.25	0.40	0.30
Less distributions
Dividends (from net investment income)	(0.09)	(0.19)	(0.23)	(0.28)	(0.25)	(0.27)
Total distributions	(0.09)	(0.19)	(0.23)	(0.28)	(0.25)	(0.27)
Net asset value at end of period	$4.92	$4.97	$5.09	$5.07	$5.10	$4.95
Total Return	0.76%	1.41%	5.00%	4.90%	8.37%	6.20%

Ratios / Supplemental Data
Net assets ($000), end of period	$2,529	$2,255	$2,259	$2,177	$2,189	$2,555
Ratio of expenses to average net assets
Before fee waivers	0.54%	1.14%	1.17%	1.14%	0.94%	1.02%
After fee waivers	0.30%	0.58%	0.60%	0.93%	0.51%	0.61%
Ratio of net investment income after waivers to average net assets	1.76%	3.80%	4.47%	5.23%	5.45%	5.45%

Portfolio turnover rate	23%	37%	22%	28%	28%	12%

STATEMENT OF ASSETS AND LIABILITIES	SEXTANT SHORT TERM BOND FUND (Graphic Omitted)

As of May 31, 2005

Assets
Investments (cost $2,287,548)	$2,277,320
Cash	206,926
Interest receivable	42,755
Total Assets		$2,527,001
Liabilities
Other Liabilities	(2,403)
Total Liabilities		(2,403)

Net Assets		$2,529,404

Fund shares outstanding		514,206

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	$2,580,117
Accumlated net realized loss on investments	(40,485)
Unrealized net depreciation on investments	(10,228)
Net Assets applicable to Fund shares outstanding		$2,529,404
Net Asset Value, Offering and Redemption price per share		$4.92

(The accompanying notes are an integral part of these financial statements)

4	May 31,2005 Semi-Annual Report

STATEMENT OF OPERATIONS	SEXTANT SHORT TERM BOND FUND (Graphic Omitted)

	For the period ended May 31, 2005
Investment income
Interest income	$62,727
Amortization of bond premium	(14,953)
Accretion	685
Other income	125
Gross investment income		$48,584

Expenses
Investment adviser and administration fees	6,968
Filing and registration fees	1,574
Custodian fees	1,470
Legal fees	1,025
Meetings	743
Insurance	500
Audit fees	305
Printing and postage	85
Total gross expenses	12,670
Less adviser fees waived	(4,341)
Less custodian fees waived	(1,245)
Net expenses	7,084
Net investment income		$41,500

Net realized loss on investments
Proceeds from sales	493,096
Less cost of securities sold (based on identified cost)	499,636
Realized net loss		(6,540)

Unrealized gain on investments
End of period	(10,228)
Beginning of period	5,349
Decrease in unrealized gain for the period		(15,577)
Net realized and unrealized loss		(22,117)
Net increase in net assets resulting from operations		$19,383

STATEMENT OF CHANGES IN NET ASSETS	SEXTANT SHORT TERM BOND FUND (Graphic Omitted)
	Period ended	Year ended
	May 31, 2005	Nov. 30, 2004
INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income	$41,500	$90,916
Net realized loss on investments	(6,540)	(4,422)
Net decrease in unrealized appreciation	(15,577)	(57,383)
Net increase in net assets from operations	$19,383	$29,111

Dividends to shareowners from
Net investment income	(41,506)	(90,916)

Fund Share transactions
Proceeds from sales of shares	417,644	610,686
Value of shares issued in reinvestment of dividends	41,141	90,739
	458,785	701,425
Cost of shares redeemed	(162,665)	(643,510)
Net increase in net assets	296,120	57,915
Total increase (decrease) in net assets	$273,997	$(3,890)

NET ASSETS
Beginning of period	2,255,407	2,259,297
End of period	$2,529,404	$2,255,407

Shares of the fund sold and redeemed
Number of shares sold	84,721	119,937
Number of shares issued in reinvestment of dividends	8,346	18,013
	93,067	137,950
Number of shares redeemed	(32,965)	(127,472)
Net increase in number of shares outstanding	60,102	10,478

(The accompanying notes are an integral part of these financial statements)

May 31, 2005 Semi-Annual Report	5

Expenses (Unaudited)	Sextant Short Term Bond Fund (grahic omitted)

As a Sextant Short-Term Bond Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires.

EXAMPLE
The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire year [Friday, May 28, 2004 to Tuesday, May 31, 2005].

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

SEXTANT SHORT-TERM BOND FUND

	Beginning Account Value [Friday, May 28, 2004]	Ending Account Value [Tuesday, May 31, 2005]	Expenses Paid During Period*
Actual (1.89% return after expenses)	$1,000.00	$1,018.90	$6.06
Hypothetical (5% return before expenses)	$1,000.00	$1,044.00	$6.13

* Expenses are equal to Sextant Short-Term Bond Fund's annualized expense ratio of 0.60% (based on the most recent semi-annual period of December 1, 2004 through May 31, 2005), multiplied by the average account value of $1,009.45 over the period.

Portfolio Holdings	SEXTANT SHORT TERM BOND FUND (Graphic Omitted)

Ratings established	By Advisor	By Standard & Poor's	By Moody's Investor Services
AAA	43.3%	39.3%	43.3%
AA	3.0%	6.8%	6.8%
A	36.4%	32.6%	32.6%
BBB	7.4%	7.4%	7.4%
unrated	--	4.0%	0.0%
cash	9.9%	9.9%	9.9%

6	May 31, 2005 Semi-Annual Report

INVESTMENTS	SEXTANT BOND INCOME FUND (Graphic Omitted)
			As of May 31, 2005
Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage

	Automotive
BBB	Auto Zone	5.50% due 11/15/2015	$95,000	$94,174	3.0%

	Banking
A+	Chase Manhattan	7.125% due 6/15/2009	50,000	54,649	1.8%
A+	Citicorp	7.25% due 10/15/2011	50,000	57,032	1.8%
A-	Comerica Bank	7.125% due 12/1/2013	50,000	54,473	1.7%
A+	Norwest Financial	6.85% due 7/15/2009	50,000	54,863	1.8%
	SUB-TOTAL		200,000	221,017	7.1%

	Building Products
BBB+	Masco Corporation	7.125% due 8/15/2013	60,000	68,440	2.2%

	Chemicals
A	Air Products & Chemicals	8.75% due 4/15/2021	50,000	65,894	2.1%

	Diversified Financial Services
AAA	General Electric Capital	8.125% due 5/15/2012	60,000	71,743	2.3%

	Electric Utilities
A-	Commonwealth Edison	7.50% due 7/1/2013	50,000	58,818	1.9%

	Electronics
A-	Koninlijke Phillips Electronics	7.25% due 8/15/2013	50,000	55,601	1.8%
A-	Sempra Energy	7.95% due 3/1/2010	50,000	56,485	1.8%
	SUB-TOTAL		100,000	112,086	3.6%

	Food
BBB+	Conagra	7.875% due 9/15/2010	50,000	57,701	1.9%
A+	Hershy Foods	6.95% due 8/15/2012	50,000	57,425	1.8%
A-	HJ Heinz	6.00 % due 3/15/2012	75,000	80,897	2.6%
	SUB-TOTAL		175,000	196,023	6.3%

	Insurance
A+	Allstate	7.50% due 6/15/2013	50,000	58,744	1.9%
A+	Progressive	7.00% due 10/1/2013	75,000	86,494	2.7%
A+	XL Capital	6.50% due 1/15/2012	90,000	99,440	3.2%
	SUB-TOTAL		215,000	244,678	7.8%

	Investment Finance
A	Bear Stearns	3.5% due 6/27/2008	154,000	147,361	4.7%
AA-	Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	55,794	1.8%
AA+	Paine Webber Group	7.625% due 2/15/2014	50,000	59,655	1.9%
	SUB-TOTAL		254,000	262,810	8.4%

	Machinery
A+	Caterpillar	9.375% due 8/15/2011	40,000	49,265	1.6%
A+	Dover	6.25% due 6/1/2008	70,000	73,269	2.3%
	SUB-TOTAL		110,000	122,534	3.9%

	Medical Supplies
A+	Becton Dickinson	7.15% due 10/1/2009	40,000	44,128	1.4%

	Oil & Gas
A	Baker Hughes	6.00% due 2/15/2009	70,000	73,185	2.4%
A+	Texaco Capital	8.625% due 6/30/2010	40,000	47,766	1.5%
	SUB-TOTAL		110,000	120,951	3.9%

	Real Estate
BBB+	Archstone Smith	5.625% due 8/15/2014	50,000	52,674	1.7%

	Retailing
A	Dayton Hudson (Target Stores)	10.00% due 1/1/2011	50,000	60,654	1.9%
A	Lowe's Companies	8.25% due 6/1/2010	50,000	58,729	1.9%
A	May Department Stores	8.00% due 7/15/2012	50,000	58,010	1.9%
AA	Wal-Mart Stores	7.25% due 6/1/2013	45,000	53,050	1.7%
	SUB-TOTAL		195,000	230,443	7.4%

	Telecommunications
A+	GTE	6.90% due 11/1/2008	50,000	53,634	1.7%

	Transportation
A	Southwest Airlines	6.50% due 3/1/2012	75,000	80,700	2.6%
A-	US Freightways	8.50% due 4/25/2010	50,000	57,132	1.8%
	SUB-TOTAL		125,000	137,832	4.4%

	US Government
AAA	Federal Farm Credit Bank	5.09% due 2/17/2015	120,000	119,646	3.8%
AAA	Federal Home Loan Bank	5.55% due 4/13/2015	100,000	101,382	3.2%
AAA	Federal Home Loan Mortgage Corp	5.00% due 8/1/2009	100,000	100,342	3.2%
AAA	Federal National Mortgage	5.00% due 4/10/2015	100,000	99,829	3.2%
AAA	US Treasury Note	5.50% due 2/15/2008	125,000	131,035	4.2%
AAA	US Treasury Note	4.00% due 4/15/2010	250,000	252,617	8.1%
	SUB-TOTAL		795,000	804,851	25.7%

Total Investments		(Cost = $2,789,044)	$2,734,000	$2,962,730	94.8%
Other Assets (net of liabilities)				163,801	5.2%
Total Net Assets				$3,126,531	100.0%

*Ratings are the lesser of S&P or Moody's (unaudited)

May 31, 2005 Semi-Annual Report	7

FINANCIAL HIGHLIGHTS	SEXTANT BOND INCOME FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:		For Year Ended November 30,
	Period ended May 31,2005	2004	2003	2002	2001	2000
Net asset value at beginning of period	$5.06	$5.07	$4.97	$4.81	$4.56	$4.59
Income from investment operations
Net investment income	0.11	0.22	0.22	0.26	0.30	0.29
Net gains or losses on securities (both realized and unrealized)	0.02	(0.01)	0.10	0.16	0.25	(0.03)
Total from investment operations	0.13	0.21	0.32	0.42	0.55	0.26
Less distributions
Dividends (from net investment income)	(0.11)	(0.22)	(0.22)	(0.26)	(0.30)	(0.29)
Total distributions	(0.11)	(0.22)	(0.22)	(0.26)	(0.30)	(0.29)
Net asset value at end of period	$5.08	$5.06	$5.07	$4.97	$4.81	$4.56

Total return	2.57%	4.26%	6.52%	9.02%	12.40%	6.05%

Ratios/supplemental data
Net assets ($000), end of period	$3,127	$2,643	$2,272	$2,105	$1,965	$1,505
Ratio of expenses to average net assets
Before fee waiver	0.49%	0.89%	1.15%	1.06%	1.06%	0.99%
After fee waiver	0.47%	0.87%	0.97%	0.72%	0.34%	0.35%
Ratio of net investment income after waiver to average net assets	2.19%	4.47%	4.29%	5.40%	6.71%	6.58%

Portfolio turnover rate	4%	0%	0%	29%	30%	0%

STATEMENT OF ASSETS & LIABILITIES	Sextant Bond Income Fund (graphic omitted)

As of May 31, 2005

Assets
Bond investments (cost $2,789,044)	$2,962,730
Cash	115,229
Interest receivable	46,941
Insurance reserve premium	401
Total Assets		$3,125,301
Liabilities
Other Liabilities	(1,230)
Total Liabilities		(1,230)
Net Assets		$3,126,531

Fund shares outstanding		615,873

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	2,985,860
Accumlated net realized loss on investments	(33,015)
Unrealized net appreciation on investments	173,686
Net Assets applicable to Fund shares outstanding		$3,126,531
Net Asset Value, Offering and Redemption price per share		$5.08

(The accompanying notes are an integral part of these financial statements)

8	May 31, 2005 Semi-Annual Report

STATEMENT OF OPERATIONS	SEXTANT BOND INCOME FUND (graphic omitted)
	For the semi-annual period ended May 31, 2005
Investment income
Interest income	$77,528
Amortization of bond premium	(5,701)
Accretion	376
Other income	43
Gross investment income		$72,246

Expenses
Investment advisory and administration fee	6,005
Filing and registration fees	1,799
Legal fees	1,686
Audit fees	1,540
Insurance	741
Custodian fees	666
Printing and postage	395
Trustee fees	290
Other expenses	102
Total gross expenses	13,224
Less: custodian fees waived	(445)
Net expenses	12,779
Net investment income		$59,467

Net realized gain on investments
Proceeds from sales	106,937
Less cost of securities sold (based on identified cost)	106,111
Realized net gain		826

Unrealized gain on investments
End of period	173,686
Beginning of period	160,528
Increase in unrealized gain for the period		(13,158)
Net realized and unrealized gain		(13,984)
Net increase in net assets resulting from operations		$73,451

STATEMENT OF CHANGES IN NET ASSETS	SEXTANT BOND INCOME FUND (graphic omitted)

	Period ended	Year ended
	May 31, 2005	Nov. 30, 2004
INCREASE IN NET ASSETS
From Operations
Net investment income	$59,467	$111,643
Net realized gain on investments	826	-
Net increase (decrease) in unealized appreciation	13,158	(8,589)
Net increase in net assets	$73,451	$103,054

Dividends to shareowners from
Net investment income	(59,518)	(111,643)

From tund share transactions
Proceeds from sales of shares	680,088	418,675
Value of shares issued in reinvestment of dividends	58,584	106,570
	738,672	525,245
Cost of shares redeemed	(268,674)	(146,179)
Net increase in net assets	469,998	379,066
Total increase in net assets	$483,931	$370,477

NET ASSETS
Beginning of period	2,642,600	2,272,123
End of period	$3,126,531	$2,642,600

Shares of the fund sold and redeemed
Number of shares sold	134,405	82,699
Number of shares issued in reinvestment of dividends	11,594	20,985
	145,999	103,684
Number of shares redeemed	(52,802)	(29,190)
Net increase in number of shares outstanding	93,197	74,494

(The accompanying notes are an integral part of these financial statements)

May 31, 2005 Semi-Annual Report	9

Expenses (Unaudited)	SEXTANT BOND INCOME FUND (graphic omitted)

As a Sextant Bond Income Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires.

EXAMPLE
The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire year [Friday, May 28, 2004 to Tuesday,May 31, 2005].

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

SEXTANT BOND INCOME FUND

	Beginning Account Value [Friday, May 28, 2004]	Ending Account Value [Tuesday, May 31, 2005]	Expenses Paid During Period*
Actual (7.01% return after expenses)	$1,000.00	$1,070.10	$9.73
Hypothetical (5% return before expenses)	$1,000.00	$1,040.60	$9.59

* Expenses are equal to Sextant Bond Income Fund's annualized expense ratio of 0.94% (based on the most recent semi-annual period of December 1, 2004 through May 31, 2005), multiplied by the average account value of $1,035.05 over the period.

Portfolio Holdings	SEXTANT BOND INCOME FUND (graphic omitted)

Ratings established	By Advisor	By Standar & Poor's	By Moody's Investor Services
AAA	28.1%	16.7%	28.0%
AA	8.7%	6.9%	10.5%
A	39.4%	43.9%	39.5%
BBB	18.6%	16.0%	16.8%
unrated	--	11.3%	0.0%
cash	5.2%	5.2%	5.2%

10	May 31, 2005 Semi-Annual Report

INVESTMENTS	SEXTANT GROWTH FUND (graphic omitted)

		As of May 31, 2005
Issue	Number of Shares	Cost	Market Value	Percentage

Banking
Frontier Financial	6,000	$90,207	$149,400	2.1%
Washington Banking Company	2,000	29,080	28,600	0.4%
Washington Mutual	6,750	44,124	278,775	3.9%
SUB-TOTAL		163,411	456,775	6.4%

Computers
3 Com*	16,000	96,576	58,560	0.8%
Adobe Systems	9,600	50,490	317,952	4.4%
Apple Computer*	11,000	97,170	437,352	6.1%
Earthlink*	12,000	101,107	126,960	1.8%
Hewlett-Packard	5,500	113,000	123,805	1.7%
Intuit*	4,000	175,198	173,080	2.4%
Oracle*	8,000	28,059	102,400	1.4%
Phoenix Technologies Ltd.*	3,062	29,148	24,832	0.3%
SUB-TOTAL		690,748	1,364,941	18.9%

Construction
Lowe's Companies	4,000	135,141	228,840	3.2%
Weyerhaeuser	3,000	158,837	192,450	2.7%
SUB-TOTAL		293,978	421,290	5.9%

Electronics
Advanced Micro Devices*	10,000	41,708	164,000	2.3%
Agilent Technologies*	6,000	155,834	144,060	2.0%
Harman International Industries	1,500	114,354	124,290	1.7%
SUB-TOTAL		311,896	432,350	6.0%

Food
Performance Food Group*	3,000	96,917	81,180	1.1%
PepsiCo	2,000	102,111	112,600	1.6%
SUB-TOTAL		199,028	193,780	2.7%

Hotels & Motels
Westcoast Hospitality*	12,000	75,904	82,680	1.1%

Investments
Chubb	1,200	99,900	100,920	1.4%
Schwab (Charles)	20,415	9,117	231,506	3.2%
SUB-TOTAL		109,017	332,426	4.6%

Machinery
Regal-Beloit	4,000	104,006	102,800	1.4%

Medical
Affymetrix*	4,000	109,131	213,960	3.0%
Amgen*	2,640	34,598	165,211	2.3%
Barr Laboratories*	4,500	159,489	228,285	3.2%
Bristol-Myers Squibb	4,500	121,892	114,120	1.6%
Caremark Rx*	4,000	92,593	178,641	2.5%
Ligand Pharmaceuticals*	5,000	56,430	29,200	0.4%
Lilly (Eli)	2,000	165,241	116,600	1.6%
Pharmaceutical Product Development*	7,500	67,174	362,325	5.0%
SUB-TOTAL		806,548	1,408,342	19.6%

Metal Ores
Alcoa	3,000	104,233	81,300	1.1%
Phelps Dodge	1,330	76,218	116,242	1.6%
SUB-TOTAL		180,451	197,542	2.7%

Oil &Gas
Noble Drilling	3,000	54,457	169,860	2.3%

Publishing
Wiley (John) & Sons, Class A	3,400	74,233	130,152	1.8%

Retail
Bed Bath & Beyond*	3,000	100,051	121,950	1.7%
Build-A-Bear-Workshop*	4,000	111,000	109,600	1.5%
SUB-TOTAL		211,051	231,550	3.2%

Telecommunications
Sprint (FON Group)	1,300	24,114	30,758	0.4%
Trimble Navigation*	4,500	106,214	178,830	2.5%
SUB-TOTAL		130,328	209,588	2.9%

Utility
FPL Group	5,000	158,289	203,250	2.8%
IDACorp	6,000	159,539	170,100	2.4%
Sempra Energy	3,000	116,394	119,010	1.6%
SUB-TOTAL		434,222	492,360	6.8%

Total Investments		$3,839,278	$6,226,436	86.3%
Other Assets (net of liabilities)			989,247	13.7%
Total Net Assets			$7,215,683	100.0%

*Non-income producing

May 31, 2005 Semi-Annual Report	11

FINANCIAL HIGHLIGHTS	SEXTANT GROWTH FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:	For Year Ended November 30,

	Period ended May 31, 2005	2004	2003	2002	2001	2000
Net asset value at beginning of period	$14.20	$12.91	$10.64	$11.90	$13.16	$12.68
Income from investment operations
Net investment income	(0.03)	0.01	(0.04)	(0.05)	(0.02)	(0.07)
Net gains or losses on securities (both realized and unrealized)	0.57	1.45	2.31	(1.21)	(1.24)	1.36
Total from investment operations	0.54	1.46	2.27	(1.26)	(1.26)	1.29
Less distributions
Dividends (from net investment income)	-	(0.01)	-	-	-	-
Distributions (from capital gains)	-	(0.16)	-	-	-	(0.81)
Total distributions	-	(0.17)	-	-	-	(0.81)
Net asset value at end of period	$14.74	$14.20	$12.91	$10.64	$11.90	$13.16
Total Return	3.88%	11.35%	21.31%	(10.51)%	(9.57)%	10.16%

Ratios / Supplemental Data
Net assets ($000), end of period	$7,216	$5,331	$4,732	$3,373	$3,792	$3,862
Ratio of expenses to average net assets
Before fee waiver	0.62%	0.80%	1.20%	1.17%	0.84%	1.11%
After fee waiver	0.60%	0.78%	1.14%	1.11%	0.78%	1.05%
Ratio of net investment income after waiver to average net assets	(0.20)%	0.12%	(0.40)%	(0.48)%	(0.18)%	(0.51)%

Portfolio turnover rate	2%	8%	12%	15%	8%	20%

STATEMENT OF ASSETS & LIABILITIES	SEXTANT GROWTH FUND (graphic omitted)
As of May 31, 2005

Assets
Investments (cost $3,839,278)	$6,226,436
Cash	992,190
Insurance reserve premium	1,214
Dividends receivable	1,153
Total Assets		$7,220,993
Liabilities
Other liabilities	5,310
Total Liabilities		5,310
Net Assets		$7,215,683

Fund shares outstanding		489,421

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	4,846,862
Accumlated net realized loss on investments	(18,337)
Unrealized net appreciation on investments	2,387,158
Net Assets applicable to Fund shares outstanding		$7,215,683
Net Asset Value, Offering and Redemption price per share		$14.74

(The accompanying notes are an integral part of these financial statements)

12	May 31, 2005 Semi-Annual Report

STATEMENT OF OPERATIONS	SEXTANT GROWTH FUND (Graphic Omitted)
For the semi annual period ended May 31, 2005
Investment income
Dividend income	$23,635
Other income	28
Gross investment income		$23,663

Expenses
Investment advisory and administration fee	24,219
Legal fees	3,034
Filing and registration fees	2,708
Audit fees	2,257
Custodian fees	1,930
Insurance	1,757
Meetings	574
Printing and postage	276
Other expenses	202
Total gross expenses	36,957
Less custodian fees waived	(1,453)
Net expenses	35,504
Net investment income		$(11,841)

Net realized loss on investments
Proceeds from sales	97,530
Less cost of securities sold (based on identified cost)	117,044
Realized net loss		(19,514)

Unrealized gain on investments
End of period	2,387,158
Beginning of period	2,070,566
Increase in unrealized gain for the period		316,592
Net realized and unrealized gain		297,078

Net increase in net assets resulting from operations		$285,237

STATEMENT OF CHANGES IN NET ASSETS	SEXTANT GROWTH FUND (graphic omitted)
	Period ended	Year ended
	May 31, 2005	Nov. 30, 2004
INCREASE IN NET ASSETS
From Operations
Net investment income (loss)	$(11,841)	$5,799
Net realized gain (loss) on investments	(19,514)	91,659
Net increase in unealized appreciation	316,592	454,857
Net increase in net assets	285,237	552,315

Dividends to shareowners from
Net investment income	-	(4,662)
Capital gains distributions	-	(60,280)
	-	(64,902)

From fund share transactions
Proceeds from sales of shares	1,951,598	1,129,561
Value of shares issued in reinvestment of dividends	-	64,879
	1,951,598	1,194,440
Cost of shares redeemed	(352,167)	(1,082,914)
Net increase in net assets	1,599,431	111,526
Total increase in net assets	$1,884,668	$598,939

NET ASSETS
Beginning of period	5,331,015	4,732,076
End of period	$7,215,683	$5,331,015

Undistributed net investment income	-	1,177

Shares of the fund sold and redeemed
Number of shares sold	138,256	87,757
Number of shares issued in reinvestment of dividends	-	4,572
	138,256	92,329
Number of shares redeemed	(24,365)	(83,204)
Net increase in number of shares outstanding	113,891	9,125

(The accompanying notes are an integral part of these financial statements)

May 31, 2005 Semi-Annual Report	13

Expenses (Unaudited)	SEXTANT GROWTH FUND (graphic omitted)

As a Sextant Growth Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires.

EXAMPLE
The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire year [Friday, May 28, 2004 to Tuesday, May 31, 2005].

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “"Expenses Paid During Year" to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds and other fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

SEXTANT GROWTH FUND

	Beginning Account Value [Friday, May 28, 2004]	Ending Account Value [Tuesday, May 31, 2005]	Expenses Paid During Period*
Actual (17.68% return after expenses)	$1,000.00	$1,176.80	$12.95
Hypothetical (5% return before expenses)	$1,000.00	$1,038.10	$12.13

* Expenses are equal to Sextant Growth Fund's annualized expense ratio of 1.19% (based on the most recent semi-annual period of December 1, 2004 through May 31, 2005), multiplied by the average account value of $1,088.40 over the period.

Portfolio Holdings	SEXTANT GROWTH FUND (graphic omitted)

Industries
Medical	19.6%
Computers	18.9%
Cash	13.7%
Utilities	6.8%
Banking	6.4%
Electronics	6.0%
Construction	5.9%
Investments	4.6%
Other (less than 2%)	4.3%
Retail	3.2%
Telecommunications	2.9%
Food	2.7%
Metals	2.7%
Oil & Gas	2.3%

14	May 31, 2005 Semi-Annual Report

INVESTMENTS	SEXTANT INTERNATIONAL FUND (Graphic Omitted)
			As of May 31. 2005
Issue	Number of Shares	Cost	Market Value	Country	Percentage

Aircraft
Embraer Aircraft ADR	1,713	$38,169	$51,904	Brazil	1.7%

Automotive
Nissan Motor ADR	2,000	30,085	39,321	Japan	1.3%

Banking
Australia & New Zealand Banking ADS	1,000	84,500	81,350	Australia	2.8%
AXA ADS	3,000	59,784	73,470	France	2.5%
Banco Bilbao Vizcaya ADS	3,800	39,182	59,622	Spain	2.0%
ING Groep ADS	2,200	54,954	61,006	Netherlands	2.1%
Toronto-Dominion Bank	1,400	18,159	59,542	Canada	2.0%
SUB-TOTAL		256,579	334,990		11.4%

Building Materials
CRH plc ADR	2,000	23,075	51,400	Ireland	1.8%
Hanson plc ADR	1,100	33,055	50,809	United Kingdom	1.7%
James Hardie Industries NV ADS	2,000	50,041	50,840	Netherlands	1.7%
SUB-TOTAL		106,171	153,049		5.2%

Computers
Business Objects ADS*	6,000	19,570	171,960	France	5.9%
Dassault Systems ADR	1,000	28,380	46,640	France	1.6%
Sina*	1,600	39,849	44,528	China	1.5%
SUB-TOTAL		87,799	263,128		9.0%

Consumer Products
Allied Domecq plc	1,200	40,576	60,780	United Kingdom	2.1%
Coca-Cola Femsa ADS	2,100	23,910	49,980	Mexico	1.7%
SUB-TOTAL		64,486	110,760		3.8%

Electronics
Epcos AG ADS*	2,500	57,307	32,325	Germany	1.1%
Infineon Technologies AG*	5,000	45,900	44,100	Germany	1.5%
SUB-TOTAL		103,207	76,425		2.6%

Hotels & Motels
Fairmond Hotels & Resorts	1,700	44,641	58,633	Canada	2.0%

Machinery-Electrical
Nidec	1,200	35,700	33,300	Japan	1.1%

Medical-Drugs
Glaxo Smithkline plc ADR	400	9,800	19,880	United Kingdom	0.7%
Novartis AG ADR	1,000	45,177	48,830	Switzerland	1.7%
Soreno SA ADR	2,000	29,761	30,520	Switzerland	1.0%
SUB-TOTAL		84,738	99,230		3.4%

Metals & Mining
Fording Canadian Coal Trust	600	50,625	53,904	Canada	1.9%
Potash Corp of Saskatchewan	500	34,234	90,410	Canada	3.0%
Rio Tinto plc ADS	500	31,175	59,510	United Kingdom	2.0%
SUB-TOTAL		116,034	203,824		6.9%

Oil & Gas Production
EnCana	1,000	35,020	69,340	Canada	2.4%
Repsol-YPF ADR	2,000	43,592	50,120	Spain	1.7%
Total Fina Elf ADR	500	21,864	55,595	France	1.9%
SUB-TOTAL		100,476	175,055		6.0%

Paper Products
Metso ADS	2,100	22,802	42,147	Finland	1.5%
UPM-Kymmene Oyj ADS	3,500	64,384	68,180	Finland	2.3%
SUB-TOTAL		87,186	110,327		3.8%

Photographic Equipment
Canon, Inc ADR	1,000	23,426	54,201	Japan	1.9%
Fuji Photo Film ADR	400	10,050	12,516	Japan	0.4%
SUB-TOTAL		33,476	66,717		2.3%

Publishing-Books
Pearson plc ADS	4,000	48,640	48,400	United Kingdom	1.7%

Real Estate-Development
Intrawest	1,200	21,840	26,760	Canada	0.9%

Telecommunications
American Movil	2,000	29,725	113,360	Mexico	3.9%
BCE	1,600	30,120	36,800	Canada	1.3%
British Sky Broadcasting ADS*	450	11,063	17,942	United Kingdom	0.6%
China Mobil Ltd	2,000	33,541	36,520	China	1.2%
PT Indosat ADR	1,000	20,952	25,750	Indonesia	0.9%
SK Telecom ADS	3,000	58,061	62,760	South Korea	2.1%
Telefonica ADS	1,000	33,610	50,440	Spain	1.7%
Telefonos de Mexico ADS	2,000	35,170	37,320	Mexico	1.2%
Telus	2,000	63,219	64, 060	Canada	2.2%
SUB-TOTAL		315,461	444,952		15.1%

Transportation
Canadian Pacific Ltd.	1,200	20,338	44,340	Canada	1.5%
Lan Chile ADS	3,500	24,636	128,450	Chile	4.4%
SUB-TOTAL		44,974	172,790		5.9%

Utilities-Electric
Enel ADR	1,300	58,877	58,760	Italy	2.0%
Enersis ADR	4,000	37,125	37,080	Chile	1.3%
Korea Electric Power ADS	4,000	61,261	59,560	Korea	2.0%
SUB-TOTAL		157,263	155,400		5.3%

Utilities-Gas
Transport de Gas del Sur ADR	1,500	18,807	9,300	Argentina	0.3%

Total Investments		$1,795,732	$2,634,265		89.7%
Other Assets (net of liabilities)			301,549		10.3%
Total Net Assets			$2,935,814		100.0%

* Non-income producing

May 31, 2005 Semi-Annual Report	15

FINANCIAL HIGHLIGHTS	SEXTANT INTERNATIONAL FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
	Period ended	For Year Ended November 30,
	May 31, 2005	2004	2003	2002	2001	2000
Net asset value at beginning of period	$9.40	$8.05	$6.07	$7.24	$8.52	$8.32
Income from investment operations
Net investment income	0.04	0.03	0.05	0.02	0.04	0.43
Net gains or losses on securities (both realized and unrealized)	0.61	1.35	1.97	(1.16)	(1.30)	0.20
Total from investment operations	0.65	1.38	2.02	(1.14)	(1.26)	0.63
Less distributions
Dividends (from net investment income)	-	(0.03)	(0.04)	(0.03)	(0.02)	(0.43)
Total distributions	-	(0.03)	(0.04)	(0.03)	(0.02)	(0.43)
Net asset value at end of period	$10.05	$9.40	$8.05	$6.07	$7.24	$8.52

Total Return	6.92%	17.11%	33.23%	(15.80)%	(14.80)%	7.62%

Ratios/Supplemental data
Net assets ($000), end of period	$2,936	$2,053	$1,650	$1,150	$1,445	$1,736
Ratio of expenses to average net assets
Before fee waiver	0.64%	1.22%	1.29%	1.36%	1.37%	1.36%
After fee waiver	0.57%	1.10%	1.10%	1.17%	1.17%	1.20%
Ratio of net investment income after waiver to average net assets	0.43%	0.31%	0.75%	0.20%	0.34%	4.74%

Portfolio turnover rate	3%	7%	4%	4%	6%	11%

STATEMENT OF ASSETS & LIABILITIES	SEXTANT INTERNATIONAL FUND (graphic omitted)

As of May 31, 2005

Assets
Investments (cost $1,795,732)	$2,634,265
Cash	301,255
Dividends receivable	4,093
Total Assets		$2,939,613

Liabilities
Other Liabilities	3,799
Total Liabilities		3,799

Net Assets		$2,935,814

Fund shares outstanding		292,133

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	2,270,243
Accumulated net realized loss on investments	(172,962)
Unrealized net appreciation on investments	838,533
Net Assets applicable to Fund shares outstanding		$2,935,814

Net Asset Value, Offering and Redemption price per share		$10.05

(The accompanying notes are an integral part of these financial statements)

16	May 31, 2005 Semi-Annual Report

STATEMENT OF OPERATIONS	SEXTANT INTERNATIONAL FUND (graphic omitted)
	For the semi-annual period ended May 31, 2005

Investment income
Dividend income (net of Foreign taxes of $3,915)	$24,243
Gross investment income		$24,243

Expenses
Investment advisory and administration fee	7,667
Filing and registration fees	2,307
Custodian fees	1,745
Legal fees	1,390
Audit fees	1,175
Insurance	576
Printing and postage	305
Trustee fees	224
Other expenses	76
Total gross expenses	15,465
Less custodian fees waived	(1,587)
Net expenses		13,878
Net investment income		$10,365

Net realized gain on investments
Proceeds from sales	69,633
Less cost of securities sold (based on identified cost)	67,252
Realized net gain		2,381

Unrealized gain on investments
End of period	838,533
Beginning of period	692,525
Increase in unrealized gain for the period		146,008
Net realized and unrealized gain		143,389

Net increase in net assets resulting from operations		$158,754

STATEMENT OF CHANGES IN NET ASSETS	SEXTANT INTERNATIONAL FUND (graphic omitted)
	Period ended	Year ended
	May 31, 2005	Nov. 30, 2004
INCREASE IN NET ASSETS
From Operations
Net investment income	$10,365	$5,934
Net realized gain on investments	2,381	460
Net increase in unealized appreciation	146,008	279,482
Net increase in net assets from operations	158,754	285,876

Dividends to shareowners from
Net investment income	-	(5,876)

From fund share transactions
Proceeds from sales of shares	781,575	652,936
Value of shares issued in reinvestment of dividends	-	5,863
	781,575	658,799
Cost of shares redeemed	(57,077)	(535,868)
Net increase in net assets	724,498	122,931
Total increase in net assets	$883,252	$402,931

NET ASSETS
Beginning of period	2,052,562	1,649,631
End of period	$2,935,814	$2,052,562

Undistributed net investment income	-	2,020

Shares of the fund sold and redeemed
Number of shares sold	79,595	75,589
Number of shares issued in reinvestment of dividends	-	624
	79,595	76,213
Number of shares redeemed	(5,721)	(62,906)
Net increase in number of shares outstanding	73,874	13,307

(The accompanying notes are an integral part of these financial statements)

May 31, 2005 Semi-Annual Report	17

Expenses (Unaudited)	SEXTANT INTERNATIONAL FUND (graphic omitted)

As a Sextant International Fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as bank wires.

EXAMPLE
The example is based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire year [Friday, May 28, 2004 to Tuesday, May 31, 2005].

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Sextant Funds), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Sextant Funds do not have any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

SEXTANT INTERNATIONAL FUND

	Beginning Account Value [Friday, May 28, 2004]	Ending Account Value [Tuesday, May 31, 2005]	Expenses Paid During Period*
Actual (24.58% return after expenses)	$1,000.00	$1,245.80	$12.80
Hypothetical (5% return before expenses)	$1,000.00	$1,038.60	$11.63

* Expenses are equal to Sextant International Fund's annualized expense ratio of 1.14% (based on the most recent semi-annual period of December 1, 2004 through May 31, 2005), multiplied by the average account value of $1,122.90 over the period.

Portfolio Holdings	SEXTANT INTERNATIONAL FUND (graphic omitted)

Industries		Countries
Telecommunications	15.1%	Canada	17.2%
Banking	11.4%	France	15.3%
Cash	10.3%	Cash	10.3%
Computers	9.0%	United Kingdom	8.8%
Other (less than 2%)	7.0%	Mexico	6.8%
Metals & Mining	6.9%	Chile	5.7%
Oil & Gas	6.0%	Spain	5.4%
Transportation	5.9%	Japan	4.7%
Utilities - Electric	5.3%	Other (less than 2%)	4.7%
Building Materials	5.2%	Finland	3.8%
Consumer Products	3.8%	Netherlands	3.8%
Paper & Products	3.8%	Australia	2.8%
Medical - Drugs	3.4%	China	2.7%
Electronics	2.6%	Switzerland	2.7%
Photography	2.3%	Germany	2.6%
Hotels & Motels	2.0%	South Korea	2.1%

18	May 31, 2005 Semi-Annual Report

Additional Performance Information

Average Annual Total Returns (as of 6/30/2005, per NASD requirement)
	1 Year	5 Years	10 Years
Sextant Growth Fund	16.50%	0.27%	10.12%
Sextant International Fund	22.95%	0.47%	8.73%*
Sextant Short-Term Bond Fund	2.01%	4.82%	4.92%
Sextant Bond Income Fund	6.71%	8.13%	6.42%

*Since inception, 9/28/95

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. The investment return and principal value of investment in the Funds fluctuate daily, and an investor's shares when redeemed may be worth more or less than the original cost. Morningstar, Inc. is an independent fund performance monitor. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. Results are shown for twelve months in this report because of the Sextant Funds performance fee advisory structure.

NOTES TO FINANCIAL STATEMENTS

Organization
Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940. Five portfolio series have been created to date: Sextant Short-Term Bond Fund ("Short-Term Bond"), Sextant Bond Income Fund ("Bond Income"), Sextant Growth Fund ("Growth"), and Sextant International Fund ("International", collectively,the “Funds”), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report. The investment objectives of Short-Term Bond is capital preservation and current income, of Bond Income is current income, of Growth is long-term capital growth, and of International is long-term capital growth, respectively.

Unaudited Information
The information in this interim report has not been subject to independent audit.

Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Securities valuation:
Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Security transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., audit fees) are allocated to the Funds on the basis of relative daily average net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Share valuation
The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares are not priced or traded on the days the NYSE is closed. The offering and redemption price per share for each Fund is equal to each Fund's NAV.

To discourage speculation, a 2% early redemption penalty on the Fund shares held less than thirty calendar days was initiated effective in March 2005. These penalties are deducted from the redemption proceeds otherwise payable to the shareowner and retained by the Funds as paid-in capital and included in the daily NAV calculation.

Income and expenses:
Interest income is reduced by the amoritization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturty or call, as appropriate. Interest income is increased by accretion for bonds underwritten as original issue discounts and for bonds purchased at market discounts. Cash dividends from equity securities are recorded as income on the ex-dividend date.

Expenses incurred by the Trust on behalf of the Funds (e.g., audit fees) are allocated to the Funds and the other fund of the Trust on the basis of relative daily average net assets. The advisor has agreed to certain limits on expenses as described below.

Income taxes:
The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their income to shareowners. Therefore, no provision for Federal income taxes is required.

May 31, 2005 Semi-Annual Report	19

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For the Short-Term Bond and Bond Income, dividends are paid daily and distributed on the last business day of each month. For Growth and International, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services plus certain other administrative, distribution and shareowner services to the Funds. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified Morningstar mutual fund category average. The adviser has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.60% through March 31, 2006 and waived its investment advisory administrative fee as to either Sextant bond fund completely so long as assets of that fund are less than $2 million.

For the six months ended may 31, 2005, Bond Income and Growth incurred advisory expenses of $6,005 and $24,219 respectively. International incurred advisory expenses of $7,667 and Short-Term Bond incurred advisory expenses of $6,968.

In accordance with expense waivers for the six months ended May 31, 2005, Saturna Capital waived $4,341 of the Short-Term Bond advisory fee.

The Funds' custodian, National City Bank Indiana, waived a portion of its fees for earnings credits. The Funds' compensated its Chief Compliance Officer $4,991, for the six months ended May 31, 2005.

The Trust acts as a distributor of its own shares, except in those states in which Saturna Brokerage Services, Inc. (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor without compensation. Saturna Brokerage Services, Inc. is also the primary stockbroker used to effect portfolio transactions for Growth and International, and was paid $279 and $0, respectively in commissions during the six months ended May 31, 2005.

One trustee is also a director and officer of Saturna Capital Corporation. The unaffiliated trustees receive a fee of $200 per meeting attended, and in the six months ending May 31, 2005, such fees totaled $2,400 for the Trust.

Dividends
As of May 31, 2005, the tax composition of dividends are as follows:

Short Term Bond	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/05	$45,506	$0.09	$-	$-
11/30/04	$90,916	$0.19	$-	$-

Bond Income	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/05	$59,518	$0.11	$-	$-
11/30/04	$111,643	$0.22	$-	$-

Growth	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/05	$0	$-	$-	$-
11/30/04	$4,622	$0.012	$60,280	$0.163

International	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/05	$0	$-	$-	$-
11/30/04	$5,876	$0.27	$-	$-

Investments
At May 31, 2005, the net unrealized gain (loss) on investments for Bond Income, Short-Term Bond, Growth and International were $173,686, ($10,228), $2,387,158, and $838,533, which consist of unrealized gains of $176,399, $8,305, $2,599,306, and $912,713, and unrealized losses of $2,713, $18,533, $212,148, and $74,180, respectively.

During the six months ended May 31, 2005, Bond Income purchased $520,779 of securities and sold/matured $106,937. Comparable figures for Short-Term Bond are $889,970 purchased $493,096 sold/matured; for Growth $722,427 and $493,096; and for International, $585,745 and $69,633.

20	May 31, 2005 Semi-Annual Report

Availability of Sextant Portfolio Information (unaudited)

(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
(2) The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov., and at www.saturna.com.
(3) The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
(4) The Funds make a complete schedule of portfolio holdings after the end of each month available to investors at http://www.saturna.com.

Availability of Proxy Voting Information (unaudited)

(1) A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (a) without charge, upon request, by calling Saturna Capital at 1-800 728-8762 (b) on the Funds’ website at http://www.saturna.com; and (c) on the SEC’s website at http://www.sec.gov.
(2) Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (a) without charge, upon request, by calling Saturna Capital at 1-800 728-8752; (b) on the Funds’ website at http://www.saturna.com; and (c) on the SEC’s website at http://www.sec.gov.

(logo)

SATURNA CAPITAL
Investment counsel, Discount Brokerage
No-Load Mutual Funds, Retirement Plans

Web: http://www.saturna.com
E-mail: sextant@saturna.com

1-800-SATURNA
(1-800-728-8762)
1-888-732-6262 for automated assistance,
including Fund prices

This report is issued for the information of the shareoweners of the Funds of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Trust. The Sextant Funds are a series of Saturna Investment Trust

May 31, 2005 Semi-Annual Report	21

Idaho Tax-Exempt Fund
(Graphic Omitted)

Semi-Annual Report
May 31 2005

Fellow Shareowners:

Idaho Tax-Exempt Fund provided a total return of 1.61% for the six months and 5.33% for twelve months ending May 31, 2005. Total Fund assets are unchanged at $8.47 million from our November 30, 2004 report.

In the last six months, while short-term rates rose, long-term rates actually declined-a phenomenon called "yield curve flattening." This type of yield curve shifting improves returns for long-bond maturities and reduces returns on short-bond maturities. With the average maturity of the Idaho Fund at the 5-year pivot point, the Fund was neither benefited or penalized by the curve shift.

Rates on long-term bonds remain low for several reasons: (1) Overseas demand continues strong, as our currency strengthens and our yields are relatively high. (2) Current income and capital preservation are replacing growth as the objective for millions of investors nearing retirement age. (3) Volatile stock market returns shift investor focus to bonds. (4) Core inflation rates are less than 1%, meaning bonds provide postive real (after inflation) returns.

We look forward to higher rates as an opportunity to buy higher yielding bonds and extend the dollar-weighted average maturity of the Fund towards a more normal 7-10 years, but cannot forecast when this is likely to happen.

Idaho's economy is strong, and it is a safe place to live. Idaho's pro-business policies, well managed budget and conservative governments give the State a strong competitive edge. The national economy is strong too, with high consumer confidence and declining federal deficits.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, including low expenses, income free from Idaho and federal income taxes (including federal alternative minimum tax), a high-quality diversified bond portfolio and professional supervision. We welcome your suggestions. Only with your help can we be certain that we are meeting your investment needs - our primary objective.

Nicholas Kaiser,	Phelps McIlvaine,
President	Vice President, Portfolio Manager

July 15, 2005
Average Annual Total Returns
1 year	5 years	10 years
+5.27%	+5.47%	+5.06%

Performance date for years ended 6/30/2005.

Performance data quoted in this report represents past performance and is no guarantee of future performance. The investment return and principal value of investments in the Fund fluctuate daily, and an investor's shares when redeemed may be worth more or less than the original cost.

22	Semi-Annual Report May 31, 2005

Investments	Idaho Tax-Exempt Fund (grahic omitted)

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage
			As of May 31, 2005
	Electric Power
AAA	Idaho Falls Electric Revenue	6.75% due 4/1/2019	$155,000	$156,676	1.8%

	Financial Services
AAA	Boise City General Fund Revenue	5.20% due 12/1/2017	160,000	175,894	2.1%
AAA	"	5.25% due 12/1/2018	100,000	109,656	1.3%
		SUB-TOTAL	260,000	285,550	3.4%

	General Obligation
AA-	Ada & Canyon JSD #2	5.50% due 7/30/2011	175,000	197,107	2.3%
AA-	"	5.50% due 7/30/2015	100,000	115,060	1.4%
AAA	Adams County	5.00% due 8/1/2014	110,000	112,608	1.3%
A+	Bannock County Jail	5.05% due 9/1/2012	95,000	98,344	1.2%
AAA	Bannock County SD #25 Pocatello	5.20% due 8/1/2014	100,000	104,294	1.2%
A+	"	5.25% due 8/1/2016	110,000	114,618	1.4%
A+	"	4.90% due 8/1/2009	90,000	93,275	1.1%
AAA	Bingham County SCD #55 Blackfoot	4.65% due 8/1/2017	285,000	302,471	3.6%
AA	Boise City ISD UTGO 1996	5.50% due 7/30/2016	150,000	156,793	1.8%
AA	Boise City ISD Ref. Ada & Boise	5.00 due 8/15/2014	100,000	111,070	1.3%
A	Boise County SD #73 Horshoe Bend	5.15% due 7/31/2010	125,000	129,865	1.5%
AAA	Boundary County SCD #101	4.05% due 8/1/2015	200,000	208,354	2.5%
AAA	"	5.10% due 8/1/2022	130,000	142,051	1.7%
AAA	Caldwell, Idaho	5.30% due 5/15/2014	150,000	163,648	1.9%
AAA	Canyon County SCD #139 Valley View	4.05% due 8/15/2016	80,000	81,314	1.0%
A	Canyon County SD #131 Nampa	4.75% due 8/15/2019	325,000	344,896	4.1%
AAA	Canyon County SD #134 Middleton	4.65% due 7/31/2016	170,000	181,689	2.1%
A	Canyon County SD #135	6.00% due 8/1/2007	50,000	49,809	0.6%
AAA	Cassia & Twin Falls JSD #151	5.375% due 8/1/2013	85,000	87,134	1.0%
AAA	"	5.375% due 8/1/2015	75,000	76,883	0.9%
AAA	Clark County SD #161 Dubois	5.00 % due 8/1/2015	270,000	287,192	3.4%
AAA	Idaho Housing & Finance Association	4.80% due 6/1/2017	100,000	107,446	1.3%
AAA	Kootenai County SD #273	5.00% due 7/30/2016	70,000	71,835	0.8%
AAA	Kuna Sch/Comm Library District	4.90% due 8/1/2013	75,000	78,817	0.9%
AAA	Lemhi County	4.20% due 8/1/2015	100,000	103,496	1.2%
AAA	Meridian Free Library District	5.00% due 8/1/2015	200,000	204,012	2.4%
AAA	Oneida County SCD #351 Malad City	4.00% due 8/15/2015	150,000	153,536	1.8%
AAA	Owyhee & Canyon Cos. JSD #370	4.55% due 8/15/2016	160,000	171,614	2.0%
AAA	Power & Cassia Cos. JSD #381	5.25% due 8/1/2012	60,000	64,156	0.8%
AAA	Teton County SD #401	5.50% due 8/1/2012	75,000	76,990	0.9%
		SUB-TOTAL	3,965,000	4,190,377	49.4%

	Housing
AA	Idaho Housing Agency, Single Family Mortgage, B-1	6.85% due 7/1/2012	10,000	9,946	0.1%
AA	Idaho Housing Agency, Refunding Series A	6.15% due 7/1/2024	45,000	44,786	0.5%
AAA	Idaho Housing Agency, Single Family Mort Mezz-E-1	6.60% due 7/1/2011	15,000	14,727	0.2%
AAA	Valley County Jail Project Ref.	4.70% due 8/1/2014	125,000	128,955	1.5%
		SUB-TOTAL	195,000	198,414	2.3%
* These bond ratings reflect the adviser's current rating of each bond, as determined using Standard & Poor's and Moody's ratings.

Semi-Annual Report May 31, 2005	23

Investments	Idaho Tax-Exempt Fund (grahic omitted)

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value	Percentage
	Medical/Hospitals
AAA	Idaho Health Facility Auth. Ref. Holy Cross	5.25% due 12/1/2011	$65,000	$69,077	0.8%
AAA	Idaho Health Facility Auth Rev Ref Holy Cross Sys Corp. Rev	5.25% due 12/1/2014	110,000	116,629	1.4%
AAA	Idaho Health Facility Auth. Corp Holy Cross Refunding	5.00% due 12/1/2022	115,000	118,864	1.4%
AAA	Madison CO Hospital COP	5.00% due 12/1/2018	105,000	111,153	1.3%
		SUB-TOTAL	395,000	415,723	4.9%

	Pollution Control
AAA	Idaho Bond Bank Authority	4.30% due 9/1/2022	135,000	136,489	1.6%

	Real Estate
AAA	Boise City Urban Renewal Agency Pk Rev & RA	5.00% due 9/1/2012	65,000	68,946	0.8%
AAA	Idaho State Bldg Association	5.05% due 9/1/2018	95,000	98,898	1.2%
AAA	Idaho State Bldg Authority	5.00% due 9/1/2021	100,000	104,856	1.2%
A	Jerome Urban Renewal District	5.40% due 9/1/2013	200,000	205,296	2.4%
		SUB-TOTAL	460,000	477,996	5.6%

	Roads
A	Post Falls L.I.D. #91-4	7.95% due 4/15/2006	20,000	19,871	0.2%
A	Post Falls L.I.D. #91-4	7.95% due 4/15/2007	20,000	19,855	0.2%
		SUB-TOTAL	40,000	39,726	0.4%

	State Education
AAA	Boise State University Revs-Ref.	5.10% due 4/1/2014	300,000	319,333	3.8%
AAA	Idaho State Building Authority	4.00% due 9/1/2016	105,000	106,300	1.3%
AAA	Idaho State University Ref & I mpt	4.90% due 4/1/2017	150,000	157,995	1.9%
AAA	Idaho State University Rev	4.625% due 4/1/2024	220,000	229,260	2.7%
AAA	University of Idaho	5.60% due 4/1/2015	185,000	195,504	2.3%
AAA	University of Idaho Student Fee Rev.	5.00% due 4/1/2019	200,000	217,006	2.6%
		SUB-TOTAL	1,160,000	1,225,398	14.6%

	Sewer
A	Troy Sewer Revenue	7.80% due 2/1/2006	15,000	14,945	0.2%
A	Troy Sewer Revenue	7.90% due 2/1/2007	15,000	14,966	0.2%
A	Troy Sewer Revenue	8.00% due 2/1/2008	15,000	14,982	0.2%
A	Troy Sewer Revenue	8.00% due 2/1/2009	20,000	19,983	0.2%
A	Troy Sewer Revenue	8.00% due 2/1/2010	20,000	20,009	0.2%
		SUB-TOTAL	85,000	84,885	1.0%

	Urban Renewal
AAA	Boise City Urban Ren Agcy Lease Rev	5.875% due 8/15/2025	190,000	210,841	2.5%
AA	Pocatello Dev Auth Rev Al Tax Inc	5.15% due 3/1/2011	150,000	153,865	1.8%
		SUB-TOTAL	340,000	364,706	4.3%

	Water Supply
AAA	Blackfoot COP Series 2000	5.80% due 9/1/2018	135,000	151,120	1.8%
AAA	Ketchum Water Revenue	4.75% due 9/1/2013	60,000	62,367	0.7%
AAA	McCall Water System	6.25% due 9/1/2008	200,000	207,898	2.5%
AAA	McCall Water System	6.375% due 9/1/2014	70,000	72,231	0.9%
AAA	Moscow Sewer Revenue	4.125% due 11/1/2008	165,000	169,652	2.0%
		SUB-TOTAL	630,000	663,268	7.9%

	Total Investments	(Cost = $7,974,472)	7,820,000	8,239,208	97.2%
	Other Assets (net of liabilities)			233,442	2.8%
	Total Net Assets			8,472,650	100.0%

24	Semi-Annual Report May 31, 2005

Financial Highlights	Idaho Tax-Exempt Fund (grahic omitted)

Selected data per share of capital stock outstanding throughout the period:	Period ended May 31,	Year Ended November 30,
	2005	2004	2003	2002	2001	2000
Net asset value at beginning of period	$5.39	$5.46	$5.37	$5.28	$5.13	$5.01
Income from investment operations
Net investment income	0.10	0.19	0.21	0.22	0.22	0.23
Net gains or losses on securities (both realized & unrealized)	(0.01)	(0.07)	0.09	0.09	0.15	0.12
Total from investment operations	0.09	0.12	0.30	0.31	0.37	0.35
Less distributions
Dividends (from net investment income)	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.23)
Total distributions	(0.10)	(0.19)	(0.21)	(0.22)	(0.22)	(0.23)

Net asset value at end of period	$5.38	$5.39	$5.46	$5.37	$5.28	$5.13

Total Return	1.61%	2.29%	5.40%	5.98%	7.40%	7.28%

Ratios / Supplemental Data
Net assets ($000), end of period	$8,473	$8,472	$7,692	$6,943	$6,650	$5,628
Ratio of expenses to average net assets
Before fee waivers	0.48%	0.95%	0.88%	0.88%	0.90%	0.94%
After fee waivers	0.47%	0.93%	0.85%	0.80%	0.79%	0.80%
Ratio of net investment income after fee waiver to average net assets	1.79%	3.56%	3.78%	4.14%	4.21%	4.69%

Portfolio turnover rate	3%	15%	6%	11%	13%	14%

Statement of Assets and Liabilities	Idaho Tax-Exempt Fund

As of May 31, 2005

Assets
Bond Investments (Cost $7,974,472)	$8,239,208
Cash	128,146
Interest receivable	117,959
Insurance Reserve Premium	801
Total Assets		$8,486,114

Liabilities
Other Liabilities	13,464
Total Liabilities		13,464

Net Assets		$8,472,650

Fund Shares Outstanding		1,575,646

Analysis of Net Assets
Paid in Capital (unlimited shares authorized, without par value)	8,236,508
Accumulated net realized loss	(28,594)
Unrealized net appreciation on investments	264,736
Net Assets applicable to Fund shares outstanding		$8,472,650
Net Asset Value, Offering and Redemption price per share		$5.38

(The accompanying notes are an integral part of these financial statements)

Semi-Annual Report May 31, 2005	25

Statement of Operations	Idaho Tax-Exempt Fund (grahic omitted)

For the period ended May 31, 2005
Investment income
Interest income	$201,947
Amortization of bond premium	(11,605)
Accretion	523
Other income	180
Gross investment income		$191,045

Expenses
Investment advisory and administration fee	21,170
Audit fees	5,179
Legal and Compliance fees	3,831
Insurance	2,763
Shareholder service fee	2,274
Custodian fees	1,833
Trustees fees	1,381
Printing and postage	1,178
Filing and registration fees	587
Other expenses	329
Total gross expenses	40,525
Less custodian fees waived	(876)
Net expenses		39,649
Net investment income		$151,396

Net realized gain on investments
Proceeds from sales	216,460
Less cost of securities sold (based on identified cost)	210,585
Realized net gain		5,875

Unrealized gain on investments
End of period	264,736
Beginning of period	293,708
Decrease in unrealized gain for the period		(28,972)
Net realized and unrealized loss on investments		(23,097)

Net increase in net assets resulting from operations		$128,299

Statement of Changes in Net Assets	Idaho Tax-Exempt Fund
	Period ended	Year ended
	May 31, 2005	Nov. 30, 2004
INCREASE IN NET ASSETS
From Operations
Net investment income	$151,396	$281,029
Net realized gain (loss) on investments	5,875	(13,470)
Net decrease in unrealized appreciation	(28,972)	(76,652)
Net increase in net assets from operations	128,299	190,907

Dividends to shareowners from
Net investment income	(151,512)	(281,029)

From fund share transactions
Proceeds from sales of shares	389,691	1,610,860
Value of shares issued in reinvestment of dividends	122,666	223,255
	512,357	1,834,115
Cost of shares redeemed	(488,918)	(963,286)
Net increase in net assets from share transactions	23,439	870,829
Total increase in net assets	$226	$780,707

NET ASSETS
Beginning of period	8,472,424	7,691,717
End of period	$8,472,650	$8,472,424

Shares of the fund sold and redeemed
Number of shares sold	72,411	298,944
Number of shares issued in reinvestment of dividends	22,833	41,311
	95,244	340,255
Number of shares redeemed	(90,839)	(178,689)
Net increase in number of shares outstanding	4,405	161,566

(The accompanying notes are an integral part of these financial statements)

26	Semi-Annual Report May 31, 2005

Expenses (Unaudtied)	Idaho Tax-Exempt Fund (grahic omitted)

As an Idaho Tax-Exempt mutual fund shareowner, you incur ongoing costs, including management fees and other fund expenses. Unlike many mutual funds, you do not incur sales charges (loads) on purchase payments, reinvested dividends, or other distributions. Nor do you incur redemption fees, exchange fees, or fees related to Individual Retirement Accounts. You may incur fees related to extra services requested by you for your account, such as a checkbook to use for redemptions or bank wires.

EXAMPLE
The exampleis based on an investment of $1,000 invested at the beginning of the fiscal year and held for the entire year [Friday, May 28, 2004 to Tuesday, May 31, 2005].

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you have invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $9,400 account value divided by $1,000 = 9.4), then multiply the result by the number in the first line under heading entitled “Expenses Paid During Year” to estimate the expenses you paid on your account during this fiscal year. The Fund also charges the following fees for extra services rendered on request, which you may need to add to determine your total expenses: $10 per checkbook, $25 per bank wire, $15 per overnight courier delivery.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio (based on the last six months) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareowner reports of the other funds. You may wish to add other fees that are not included in the expenses shown in the table, such as IRA fees (there are no IRA fees with the Idaho Tax-Exempt Fund), and charges for extra services such as check writing and bank wires.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees (note that the Idaho Tax-Exempt Fund do not have any such transactional costs). Therefore, the second line is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds.

IDAHO TAX-EXEMPT FUND

	Beginning Account Value [Friday, May 28, 2004]	Ending Account Value [Tuesday, May 31, 2005]	Expenses Paid During Period*
Actual (5.33% return after expenses)	$1,000	$1,053.30	$9.55
Hypothetical (5% return before expenses)	$1,000	$1,040.70	$9.49

* Expenses are equal to Idaho Tax-Exempt Fund’s annualized expense ratio of 0.93% (based on the most recent semi-annual period of December 1, 2004 through May 31, 2005), multiplied by the average account value of $1,026.65 over the period.

Portfolio Holdings	Idaho Tax-Exempt Fund (grahic omitted)

Ratings established	By Advisor	By Standard & Poor's	By Moody's Investor Services
AAA	72.3%	38.9%	63.2%
AA	9.3%	8.8%	4.3%
A	15.5%	4.0%	3.6%
unrated	--	45.4%	26.0%
cash	2.9%	2.9%	2.9%

Semi-Annual Report May 31, 2005	27

Notes to Financial Statements	Idaho Tax-Exempt Fund (grahic omitted)

Organization
Saturna Investment Trust, (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940. Four portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the “Fund”). The other four portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.The investment objective of the Idaho Tax-Exempt Fund is to provide income free from federal and Idaho state income taxes, with a secondary objective of capital preservation.

Unaudited Information
The information in this interim report has not been subject to independent audit.

Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund.

Investments:
Fixed-income securities for which there are no publicly available market quotations are valued using matrices based on maturity, quality, yield, and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the sam efor accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:
Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity or call, as appropriate.

Interest income is increased by accretion for bonds underwritten as original issue discounts and for bonds purchased at market discounts.

Expenses incurred by the Trust on behalf of the Fund (e.g., audit fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

Income taxes:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareowners. Therefore, no provision for Federal income taxes is required. Further, the Fund intends to meet IRS requirements for tax-free income dividends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Dividends are paid daily and distributed on the last business day of each month.

Use of estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Transactions with Affiliated Persons
Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund’s business. For such services, the Fund pays an annual fee equal to .50% of average daily net assets. For the year ended May 31, 2005, the Fund incurred advisory fee expenses of $21,170.

In accordance with the Fund’s agreement with its custodian, National City Bank of Indiana, for the six months ended May 31, 2005, custodian fees incurred by the Fund amounted to $876. The custodian waived its fees for earnings credits. The Fund compensated its Chief Compliance Officer $3,074 for the six months ended May 31, 2005.

The Trust acts as a distributor of its own shares, except in those states in which Saturna Brokerage Services, Inc. (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor without compensation. Saturna Capital Corporation acts as shareowner servicing agent for the Fund, for a monthly fee plus certain expenses. For the six months ended May 31, 2005, the Fund paid such a fee of $2,274.

One trustee is also a director and officer of Saturna Capital Corporation. The unaffiliated trustees receive a fee of $200 per meeting attended. For the six months ending May 31, 2005, such fees totaled $2,400 for the Trust.

Dividends
As of May 31, 2005, the tax composition of dividends are as follows:

..............Tax Free......Income.......Long-term......Long-term
..............Income........Per Share.....Capital........Capital Gains
5/31/05... $151,512........$0.11............$-........................$-11/30/04 $281,029.........$0.19............$-........................$-

Investments
At May 31, 2005, the net unrealized appreciation of the Fund investments was $264,736 comprised of gross unrealized gains of $277,871 and gross unrealized losses of $13,135.

During the six months ended May 31, 2005, the Fund purchased $221,096 of securities and sold/matured $216,460 of securities.

28	Semi-Annual Report May 31, 2005

Availability of Idaho Tax-Exempt Fund Portfolio Information(unaudited)

(1) The Idaho Tax-Exempt Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.
(2) The Fund’s Forms N-Q is available on the SEC’s website at http://www.sec.gov., and at www.saturna.com.
(3) The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
(4) The Fund makes a complete schedule of portfolio holdings after the end of each month available to investors at http://www.saturna.com.

(graphic omited)Idaho Tax-Exempt Fund

Web: http://www.saturna.com
E-mail: idaho@saturna.com

(logo)
SATURNA CAPITAL
Investment Counsel,Discount Brokerage
No-Load Mutual Funds, Retirement Plans

1-800-SATURNA
(1-800-728-8762)
1-888-732-6262 for automated assistance,
including Fund prices

This report is issued for the information of the shareowners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

Semi-Annual Report May 31, 2005	29

CONTROLS AND PROCEDURES
(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On December 29, 2004, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) No change.

EXHIBITS
Exhibits included with this filing:

(a) Code of Ethics. (not required)

(b) Certifications.
(1) Nicholas Kaiser, President, Saturna Investment Trust
(2) Christopher Fankhauser, Treasurer, Saturna Investment Trust

30	Semi-Annual Report May 31, 2005

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

By:

/s/ Christopher Fankhouser
Christopher Fankhouser, Treasurer

Date: April 3, 2008

Semi-Annual Report May 31, 2005	31